Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total	$ 8,045	$ 8,077
Property Plant And Equipment [Member]
Disclosure of financial assets [line items]
Total	4,428	4,197
Intangible Assets [Member]
Disclosure of financial assets [line items]
Total	95	50
Investments In Associates [Member]
Disclosure of financial assets [line items]
Total	418	73
Deferred Income Tax Asset [Member]
Disclosure of financial assets [line items]
Total	203	160
Investment Properties [Member]
Disclosure of financial assets [line items]
Total	84	811
Income Tax Credit [Member]
Disclosure of financial assets [line items]
Total
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Total	2,101	2,246
Cash And Cashs Equivalents [Member]
Disclosure of financial assets [line items]
Total	$ 716	$ 540